Accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting policies
Schedule of estimated useful economic lives
Computer software	3 to 12 years
Other acquired intangibles	5 to 10 years

Schedule of estimated useful lives of the Group's property, plant and equipment

Freehold buildings	50 years
Long leasehold property (leases
with more than 50 years to run)	50 years
Short leaseholds	unexpired period of the lease
Property adaptation costs	10 to 15 years
Computer equipment	up to 5 years
Other equipment	4 to 15 years